Report Of The Directors Financial Review Risk Report - Securitisation exposures and other structured products (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Trading
Disclosure of financial assets [line items]
Financial assets	231,990	254,271
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,492	2,345
Asset-backed securities | Trading
Disclosure of financial assets [line items]
Financial assets	4,253	4,691
Asset-backed securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0